Related party transactions - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Statement [Line Items]
Accounts payable and accrued liabilities	$ 0.2		$ 0.0
Amounts payable, related party transactions	1.0		$ 1.1
Mason Resources [Member]
Statement [Line Items]
Admininstrative services agreement	0.7	$ 0.8
Termination charges	$ 0.3